ESOP Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Additional paid-in capital included related to preferred stock	$ 122	$ 126
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	1,556,104	1,439,181
Carrying value	$ 1,556	$ 1,439
Unearned ESOP shares	$ (1,678)	$ (1,565)
Employee Stock Ownership Plan Preferred Stock 2017 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	273,210	0
Carrying value	$ 273	$ 0
Employee Stock Ownership Plan Preferred Stock 2017 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	7.00%
Employee Stock Ownership Plan Preferred Stock 2017 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.00%
Employee Stock Ownership Plan Preferred Stock 2016 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	322,826	358,528
Carrying value	$ 323	$ 358
Employee Stock Ownership Plan Preferred Stock 2016 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.30%	9.30%
Employee Stock Ownership Plan Preferred Stock 2016 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.30%	10.30%
Employee Stock Ownership Plan Preferred Stock 2015 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	187,436	200,820
Carrying value	$ 187	$ 201
Employee Stock Ownership Plan Preferred Stock 2015 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.90%	8.90%
Employee Stock Ownership Plan Preferred Stock 2015 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.90%	9.90%
Employee Stock Ownership Plan Preferred Stock 2014 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	237,151	255,413
Carrying value	$ 237	$ 255
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.70%	8.70%
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.70%	9.70%
Employee Stock Ownership Plan Preferred Stock 2013 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	201,948	222,558
Carrying value	$ 202	$ 223
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2012 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	128,634	144,072
Carrying value	$ 129	$ 144
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.00%	11.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	129,296	149,301
Carrying value	$ 129	$ 149
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.00%	9.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Employee Stock Ownership Plan Preferred Stock 2010 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	75,603	90,775
Carrying value	$ 76	$ 91
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2010 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	0	17,714
Carrying value	$ 0	$ 18
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.50%	10.50%
Employee Stock Ownership Plan Preferred Stock 2008 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.50%	11.50%
Stock Compensation Plan [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, redemption price per share	$ 1,000